Parent Company Only Condensed Financial Information - Condensed Statements of Cash Flows (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Operating activities:
Net income	¥ 113,676,839	$ 17,838,376	¥ 244,702,736	¥ 437,774,169
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Share-based compensation	2,464,763	386,775	232,558	26,490,395
Share of profit in subsidiaries, net	(382,874)	(60,081)	(909,364)	(140,564)
Changes in operating assets and liabilities:
Other current assets	(60,345,480)	(9,469,523)	(18,807,170)	10,990,176
Other long-term liabilities	14,648,804	2,298,717	(5,549,798)	21,538,701
Net cash provided by operating activities	360,975,140	56,644,875	295,256,932	513,939,897
Investing activities:
Loans to related parties	(604,618,942)	(94,877,906)	(528,356,500)	(634,638,425)
Repayment from related parties	307,933,500	48,321,486	539,996,179	458,752,530
Net cash used in investing activities	(928,388,186)	(145,684,365)	(111,552,657)	(1,219,956,395)
Financing activities:
Distribution to the shareholders (Note 1)	(320,253,160)	(50,254,709)		(226,951,236)
Net cash (used in)/ generated from financing activities	255,627,743	40,113,572	115,527,872	(212,231,755)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(1,344,197)	(210,933)	(7,664,261)	(6,917,309)
Net (decrease)/ increase in cash and cash equivalents and restricted cash	(313,129,500)	(49,136,851)	291,567,886	(925,165,562)
Cash and cash equivalents and restricted cash at the beginning of the year	633,728,109	99,445,769	342,160,223	1,267,325,785
Cash and cash equivalents and restricted cash at the end of the year	320,598,609	50,308,918	633,728,109	342,160,223
Parent Company
Operating activities:
Net income	117,438,250	18,428,624	261,344,391	442,718,263
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Share-based compensation	2,464,762	386,775	232,558	26,490,395
Losses and impairment (Gains) on equity securities held	(11,519,174)	(1,807,610)	11,392,623	(6,473,358)
Share of profit in subsidiaries, net	(124,662,880)	(19,562,326)	(282,696,675)	(464,459,590)
Changes in operating assets and liabilities:
Other current assets			1,060,670	1,700,582
Bad debt	1,356,058	212,795
Amounts due from subsidiaries	(145,361)	(22,810)	(8,411,575)	(6,271,868)
Amounts due to subsidiaries	(2,552,126)	(400,484)	243,436,001	(2,166,524)
Other long-term liabilities	1,281,813	201,144	4,846,781	7,475,856
Net cash provided by operating activities	(16,338,658)	(2,563,892)	231,204,774	(986,244)
Investing activities:
Payment on behalf of subsidiaries	(98,589,828)	(15,470,895)
Payment for acquisitions			(6,041,736)	(52,903,471)
Investment to subsidiaries			(2,938,656)	(2,938,656)
Proceeds from disposal of equity securities and dividends received from equity securities	210,930,633	33,099,619
Purchases of investments in equity securities			(65,114,997)	(247,415,003)
Loans to related parties	(368,750,648)	(57,865,024)		(192,558,675)
Repayment from related parties	143,383,500	22,500,000	8,424,629	26,672,779
Net cash used in investing activities	(113,026,343)	(17,736,300)	(65,670,760)	(469,143,026)
Financing activities:
Proceeds from bank loans	152,000,000	23,852,117
Distribution to the shareholders (Note 1)	(195,683,098)	(30,706,948)		(226,951,236)
Net cash (used in)/ generated from financing activities	(43,683,098)	(6,854,831)		(226,951,236)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	2,306,901	362,003	5,679,523	(2,355,347)
Net (decrease)/ increase in cash and cash equivalents and restricted cash	(170,741,198)	(26,793,020)	171,213,537	(699,435,853)
Cash and cash equivalents and restricted cash at the beginning of the year	193,351,177	30,341,019	22,137,640	721,573,493
Cash and cash equivalents and restricted cash at the end of the year	¥ 22,609,979	$ 3,547,999	¥ 193,351,177	¥ 22,137,640